UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-02735

ELFUN TAX-EXEMPT INCOME FUND

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

P.O. BOX 5049

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service) Joshua A. Weinberg, Esq. Vice President and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111	Copy to: Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments

Elfun Tax-Exempt Income Fund Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
Municipal Bonds and Notes – 99.6% †
Alaska – 0.2%
Alaska Housing Finance Corp.
5.00%	12/01/27	$2,500,000	$2,825,000
Arizona – 2.5%
Arizona Board of Regents State University System Revenue
5.00%	07/01/46	5,930,000	6,826,141
Maricopa County Industrial Development Authority
4.00%	01/01/41	3,000,000	3,088,860	(a	)
Phoenix Civic Improvement Corp. (NPFG Insured)
5.50%	07/01/23 - 07/01/24	7,260,000	8,910,817	(b	)
Salt River Project Agricultural Improvement & Power District
5.00%	12/01/21	10,000,000	11,251,500
University Medical Center Corp.
6.50%	07/01/39	1,000,000	1,091,380	(c	)
University of Arizona
5.00%	06/01/46	5,000,000	5,749,350
			36,918,048

Arkansas – 0.3%
University of Arkansas
5.00%	11/01/46 - 11/01/47	3,830,000	4,446,093
			4,446,093

California – 11.4%
Bay Area Toll Authority
4.00%	04/01/47	5,000,000	5,241,700
California Educational Facilities Authority
5.25%	10/01/39	5,000,000	5,212,800	(c	)
6.13%	10/01/36	1,500,000	1,780,185
California Health Facilities Financing Authority
4.00%	11/15/41 - 10/01/47	4,000,000	4,149,470
5.00%	11/15/48	2,000,000	2,303,360
5.50%	08/15/26	5,000,000	5,596,450
6.00%	07/01/39	5,000,000	5,432,100	(c	)
6.50%	10/01/33	3,500,000	3,693,970	(c	)
California State Department of Water Resources
5.00%	05/01/21 - 12/01/29	14,700,000	17,330,700
5.00%	12/01/21	5,000	5,749	(d	)
5.00%	12/01/29	30,000	36,557	(c	)
California State Public Works Board
5.00%	10/01/28	1,500,000	1,695,960
5.13%	10/01/31	2,000,000	2,261,800
5.25%	09/01/29	10,160,000	11,948,668
6.00%	04/01/26	8,475,000	9,112,574	(c	)
California State University
4.00%	11/01/45	5,900,000	6,134,584
Los Angeles Department of Water & Power
5.00%	07/01/46 - 07/01/47	12,000,000	13,922,190
Los Angeles Harbor Department
5.00%	08/01/26	8,000,000	8,559,920
Marin Healthcare District
4.00%	08/01/47	2,500,000	2,645,775
San Diego Community College District
5.00%	08/01/41	10,000,000	11,445,600	(c	)
State of California
4.00%	11/01/47	5,000,000	5,280,300
5.00%	02/01/31 - 11/01/47	24,220,000	27,776,522
5.25%	04/01/35 - 11/01/40	12,750,000	14,318,393
University of California
5.00%	05/15/38	4,000,000	4,636,760
			170,522,087

Colorado – 2.1%
Colorado Health Facilities Authority
5.00%	06/01/47	1,750,000	1,925,840	(e	)
Metro Wastewater Reclamation District
5.00%	04/01/27	1,730,000	1,984,102
Regional Transportation District
4.25%	11/01/36	3,405,000	3,901,960
5.00%	11/01/27 - 11/01/34	16,760,000	20,480,388
5.38%	06/01/31	2,500,000	2,753,125
			31,045,415

		Principal Amount	Fair Value
Connecticut – 5.2%
Connecticut State Health & Educational Facility Authority
5.00%	07/01/40 - 07/01/46	$13,275,000	$14,572,429
South Central Connecticut Regional Water Authority
5.00%	08/01/27 - 08/01/28	2,195,000	2,545,631
State of Connecticut
5.00%	01/01/22 - 05/01/37	17,600,000	20,241,362
State of Connecticut Special Tax Revenue
4.00%	09/01/36	5,750,000	5,981,725
5.00%	11/01/26 - 09/01/34	30,250,000	33,410,315
Town of Fairfield
5.00%	08/01/21	1,000,000	1,142,540
			77,894,002

Delaware – 1.7%
County of New Castle
5.00%	07/15/33 - 07/15/39	10,000,000	10,317,600	(c	)
Delaware State Health Facilities Authority
5.00%	10/01/40	6,300,000	6,783,777
Delaware Transportation Authority
5.00%	06/01/45	6,680,000	7,578,326
State of Delaware
5.00%	07/01/28	825,000	911,262	(c	)
5.00%	07/01/28	175,000	192,997
			25,783,962

District of Columbia – 3.2%
District of Columbia
5.00%	06/01/38 - 04/01/42	9,250,000	10,661,033
5.50%	04/01/36	15,000,000	15,667,800	(c	)
District of Columbia Water & Sewer Authority
5.00%	10/01/39	10,000,000	11,611,900
5.25%	10/01/29	5,000,000	5,212,800	(c	)
Washington Metropolitan Area Transit Authority
5.00%	07/01/34	3,375,000	4,036,061
			47,189,594

Florida – 0.7%
Brevard County Health Facilities Authority
7.00%	04/01/39	1,000,000	1,087,680	(c,e	)
City of Tampa Water & Wastewater System Revenue
5.00%	10/01/27	8,560,000	9,792,554
			10,880,234

Georgia – 7.8%
Athens-Clarke County Unified Government Development Authority
5.00%	06/15/31	6,050,000	6,217,887	(c	)
Athens-Clarke County Unified Government Water & Sewerage Revenue
5.50%	01/01/38	7,000,000	7,388,500	(c,e	)
Atlanta Development Authority
5.25%	07/01/40	8,925,000	10,316,497
City of Atlanta Department of Aviation
5.00%	01/01/25 - 01/01/34	18,500,000	21,050,350
City of Atlanta Water & Wastewater Revenue
5.25%	11/01/30	5,690,000	6,754,030
6.25%	11/01/39	10,000,000	11,063,700	(c	)
City of Atlanta Water & Wastewater Revenue (AGMC Insured)
5.75%	11/01/27 - 11/01/30	9,500,000	12,640,945	(b	)
DeKalb Newton & Gwinnett Counties Joint Development Authority
6.00%	07/01/34	8,500,000	9,226,750	(c	)
Gwinnett County Development Authority
5.00%	07/01/37 - 07/01/40	9,325,000	10,636,353
Municipal Electric Authority of Georgia
5.00%	01/01/35	5,500,000	6,131,620
5.25%	01/01/19	2,490,000	2,603,693
Richmond County Hospital Authority
4.00%	01/01/36	2,855,000	2,976,937
State of Georgia
4.00%	07/01/32	3,350,000	3,632,774
4.50%	01/01/29	3,000,000	3,103,320
5.00%	01/01/26	2,250,000	2,362,433	(c	)
			116,105,789

Elfun Tax-Exempt Income Fund Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
Hawaii – 1.9%
City & County of Honolulu
5.00%	04/01/33	$10,000,000	$10,588,800	(c	)
State of Hawaii Airports System Revenue
5.25%	07/01/24	15,800,000	17,562,964
			28,151,764

Idaho – 0.3%
Idaho Health Facilities Authority
6.75%	11/01/37	4,000,000	4,227,160
Illinois – 3.0%
Chicago Transit Authority
5.00%	12/01/46	3,000,000	3,271,320
City of Chicago O’Hare International Airport Revenue
5.00%	01/01/46	1,000,000	1,130,700
5.25%	01/01/42	8,000,000	9,351,920
5.63%	01/01/35	4,035,000	4,598,649	(c	)
5.63%	01/01/35	965,000	1,080,462
5.75%	01/01/39	9,655,000	11,041,941	(c	)
5.75%	01/01/39	1,845,000	2,075,477
Metropolitan Pier & Exposition Authority (NPFG Insured)
5.40%	06/15/19	2,935,000	2,972,979	(b	)
5.65%	06/15/22	375,000	447,431	(b,d	)
5.65%	06/15/22	3,930,000	4,541,626	(b	)
Southwestern Illinois Development Authority (NPFG Insured)
5.00%	10/01/21	195,000	223,324	(b,d	)
5.00%	10/01/21	3,805,000	4,272,254	(b	)
			45,008,083

Indiana – 0.7%
Indiana Municipal Power Agency
5.50%	01/01/27	2,500,000	2,640,350	(c	)
Indianapolis Local Public Improvement Bond Bank
5.75%	01/01/38	1,370,000	1,451,132	(c	)
5.75%	01/01/38	5,630,000	5,928,052
			10,019,534

Kentucky – 2.7%
Kentucky State Property & Building Commission
5.00%	02/01/33 - 04/01/37	11,705,000	13,169,773
Kentucky State Property & Building Commission (AGC Insured)
5.25%	02/01/27	10,665,000	11,252,428	(b,c	)
Louisville & Jefferson County Metropolitan Sewer District
5.00%	05/15/30	14,340,000	16,299,274
			40,721,475

Louisiana – 1.2%
City of New Orleans Sewerage Service Revenue
5.00%	06/01/44 - 06/01/45	3,900,000	4,346,298
City of Shreveport Water & Sewer Revenue (AGMC Insured)
4.00%	12/01/41	2,250,000	2,357,190	(b	)
Louisiana Public Facilities Authority
5.00%	05/15/47	10,000	12,364	(c	)
5.00%	05/15/47	990,000	1,094,950
State of Louisiana
5.00%	09/01/19	10,050,000	10,799,026	(d	)
			18,609,828

Maine – 0.3%
Maine Health & Higher Educational Facilities Authority
5.25%	07/01/21	315,000	349,609	(c	)
5.25%	07/01/21	1,475,000	1,627,338
Maine Turnpike Authority
5.00%	07/01/42	1,000,000	1,114,470
6.00%	07/01/34	1,250,000	1,356,875	(c	)
			4,448,292

Maryland – 3.8%
City of Baltimore
5.00%	07/01/38 - 07/01/46	24,375,000	27,775,762
County of Prince George’s
5.00%	09/15/24	3,450,000	3,945,661
5.00%	09/15/25	5,340,000	6,111,630	(c	)
Maryland Economic Development Corp.
5.75%	06/01/35	3,000,000	3,206,190
Maryland Health & Higher Educational Facilities Authority

		Principal Amount	Fair Value
5.00%	07/01/34	$1,945,000	$2,076,015	(c	)
5.00%	07/01/34 - 08/15/41	1,355,000	1,477,932
State of Maryland
5.00%	11/01/18	4,000,000	4,173,720
Washington Suburban Sanitary Commission
4.50%	06/01/26	8,470,000	8,669,892	(c	)
			57,436,802

Massachusetts – 3.1%
Massachusetts Department of Transportation
5.00%	01/01/37	10,000,000	10,659,500
Massachusetts Development Finance Agency
5.50%	11/15/36	4,000,000	4,202,080	(c	)
5.75%	07/01/39	3,325,000	3,594,957	(c	)
5.75%	07/01/39	1,675,000	1,788,967
Massachusetts Health & Educational Facilities Authority
5.00%	07/01/34	7,500,000	7,982,325
Massachusetts School Building Authority
5.00%	08/15/28	5,000,000	5,803,000
Massachusetts Water Resources Authority
5.00%	08/01/32	4,140,000	4,819,912
5.00%	08/01/41	3,000,000	3,427,620	(c	)
6.50%	07/15/19	3,505,000	3,687,330	(d	)
			45,965,691

Michigan – 1.1%
Lansing Board of Water & Light
5.00%	07/01/37	3,500,000	3,871,560
State of Michigan
5.00%	03/15/27	4,415,000	5,430,671
State of Michigan Trunk Line Revenue
5.50%	11/01/18	6,000,000	6,288,000
University of Michigan Revenue
5.00%	04/01/46	1,000,000	1,157,920
			16,748,151

Minnesota – 0.4%
Housing & Redevelopment Authority of The City of St. Paul Minnesota
4.00%	11/15/43	1,000,000	1,037,070
University of Minnesota
5.00%	09/01/39	4,350,000	5,173,151
			6,210,221

Missouri – 1.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
5.00%	10/01/44	8,010,000	9,105,928
Kansas City Sanitary Sewer System Revenue
4.00%	01/01/40	1,725,000	1,838,816
Metropolitan St. Louis Sewer District
5.00%	05/01/45 - 05/01/46	3,000,000	3,469,290
Missouri Highway & Transportation Commission
5.00%	05/01/21	4,610,000	5,060,720
Missouri Joint Municipal Electric Utility Commission
5.00%	01/01/34	1,950,000	2,197,708
Missouri State Environmental Improvement & Energy Resources Authority
5.00%	01/01/24	525,000	526,507
			22,198,969

New Jersey – 7.7%
New Jersey Economic Development Authority
5.00%	06/15/41	7,250,000	7,751,192
5.25%	06/15/40	4,000,000	4,292,680
5.50%	12/15/29	3,345,000	3,593,333	(c	)
5.50%	12/15/29	1,655,000	1,721,879
New Jersey Educational Facilities Authority
5.50%	09/01/30 - 09/01/33	14,700,000	16,784,839
6.00%	12/01/17	5,720,000	5,766,275	(d	)
New Jersey Health Care Facilities Financing Authority
4.00%	07/01/41	5,000,000	5,099,700
New Jersey Health Care Facilities Financing Authority (AGMC Insured)
4.13%	07/01/38	6,215,000	6,506,297	(b	)
New Jersey Higher Education Student Assistance Authority
5.63%	06/01/30	7,500,000	7,957,050
New Jersey State Turnpike Authority
5.00%	01/01/33 - 01/01/45	29,870,000	34,608,589
5.25%	01/01/40	10,000,000	10,524,100	(c	)

Elfun Tax-Exempt Income Fund Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
New Jersey Transportation Trust Fund Authority
5.00%	06/15/45	$2,250,000	$2,379,375
5.25%	06/15/36	7,350,000	7,829,146
			114,814,455

New Mexico – 0.7%
New Mexico Finance Authority
5.00%	06/15/18 - 06/15/23	9,200,000	9,764,845	(e	)
			9,764,845

New York – 9.7%
Hudson Yards Infrastructure Corp.
5.00%	02/15/39 - 02/15/45	11,000,000	12,774,040
Long Island Power Authority
6.00%	05/01/33	7,500,000	8,086,725	(c	)
Metropolitan Transportation Authority
5.00%	11/15/29 - 11/15/37	8,710,000	10,133,410
New York City Transitional Finance Authority Building Aid Revenue
5.50%	07/15/31	10,000,000	10,351,700
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%	11/01/21 - 02/01/43	32,500,000	36,937,425
New York Liberty Development Corp.
5.00%	11/15/44	5,000,000	5,533,450
5.13%	01/15/44	10,000,000	10,789,400
New York State Dormitory Authority
5.00%	10/01/45 - 07/01/46	9,000,000	11,358,840
5.50%	05/01/37	2,500,000	2,676,050	(c	)
6.00%	07/01/40	2,000,000	2,261,860	(c	)
New York State Thruway Authority
5.00%	05/01/19	6,000,000	6,364,980
New York State Urban Development Corp.
5.50%	01/01/19	9,000,000	9,500,670
Port Authority of New York & New Jersey
5.00%	11/15/47	4,000,000	4,685,840
Triborough Bridge & Tunnel Authority
5.00%	11/15/26	6,170,000	6,442,591	(c	)
5.00%	11/15/26	3,830,000	3,997,448
Westchester County Healthcare Corp.
6.13%	11/01/37	2,220,000	2,552,290	(c	)
6.13%	11/01/37	280,000	309,005
			144,755,724

North Carolina – 2.0%
Cape Fear Public Utility Authority
4.00%	08/01/33	1,800,000	1,972,278
City of Charlotte
5.00%	06/01/23	4,320,000	4,753,383
City of Charlotte Water & Sewer System Revenue
5.00%	07/01/38	5,000,000	5,138,050
North Carolina Capital Facilities Finance Agency
4.00%	10/01/44	2,000,000	2,146,840
North Carolina Eastern Municipal Power Agency
5.00%	01/01/26	5,000,000	5,246,650	(c	)
North Carolina Medical Care Commission
4.00%	06/01/42	1,500,000	1,564,680
State of North Carolina
4.75%	05/01/30	4,130,000	4,506,532	(c	)
The University of North Carolina at Charlotte
5.00%	10/01/47	3,545,000	4,138,681	(a	)
			29,467,094

Ohio – 4.7%
American Municipal Power Inc.
5.00%	02/15/38	4,705,000	4,775,057	(c	)
5.00%	02/15/38	295,000	298,481
City of Cincinnati Water System Revenue
5.00%	12/01/36	2,500,000	2,880,025	(c	)
City of Columbus
5.00%	07/01/26	15,130,000	18,033,901	(c	)
5.00%	08/15/29 - 08/15/30	2,925,000	3,441,107
City of Columbus Sewerage Revenue
4.50%	06/01/32	700,000	704,039	(c	)
Cuyahoga Community College District
5.00%	08/01/26	1,800,000	1,962,180	(c	)
Northeast Ohio Regional Sewer District
4.00%	11/15/43	7,550,000	8,025,272	(a	)

		Principal Amount	Fair Value
5.00%	11/15/38	$12,000,000	$13,609,680	(c	)
Ohio Higher Educational Facility Commission
6.25%	05/01/38	5,000,000	5,281,200	(c	)
Ohio State Turnpike Commission
5.25%	02/15/39	6,000,000	6,843,120
University of Cincinnati
5.00%	06/01/45	3,500,000	4,013,590
			69,867,652

Oklahoma – 0.7%
Oklahoma Capital Improvement Authority
5.00%	07/01/28 - 07/01/29	5,000,000	5,851,020
Oklahoma Turnpike Authority
5.00%	01/01/28	3,500,000	3,892,315
			9,743,335

Oregon – 0.1%
Eugene Water Revenue
4.00%	08/01/45	1,000,000	1,062,650

Pennsylvania – 4.5%
City of Philadelphia
5.00%	08/01/36	5,000,000	5,685,750
City of Philadelphia Water & Wastewater Revenue
5.00%	01/01/36 - 10/01/47	13,000,000	14,388,890
Delaware River Port Authority
5.00%	01/01/29	5,000,000	5,834,750
Pennsylvania Economic Development Financing Authority
4.00%	11/15/42	5,000,000	5,125,250	(a	)
Pennsylvania State University
5.00%	09/01/41	1,200,000	1,397,640
Pennsylvania Turnpike Commission
5.00%	06/01/29	10,000,000	10,652,000	(c	)
5.25%	06/01/39	9,500,000	10,158,445	(c	)
6.00%	12/01/34	12,000,000	13,795,484	(c	)
			67,038,209

Rhode Island – 0.3%
Rhode Island Health & Educational Building Corp.
6.25%	09/15/34	1,300,000	1,364,493	(c	)
6.50%	09/15/28	1,000,000	1,051,960	(c	)
Rhode Island Infrastructure Bank Water Pollution Control Revenue
5.00%	10/01/28	2,200,000	2,656,478
			5,072,931

South Carolina – 2.6%
Piedmont Municipal Power Agency
5.00%	01/01/25	2,315,000	2,605,231
Piedmont Municipal Power Agency (AGC Insured)
5.75%	01/01/34	5,500,000	6,289,525	(b	)
South Carolina State Public Service Authority
5.00%	12/01/37 - 12/01/38	12,000,000	13,482,120
5.50%	01/01/38	14,970,000	15,810,416	(c	)
			38,187,292

Tennessee – 0.9%
County of Shelby
5.00%	03/01/21	3,500,000	3,816,855
Knox County Health Educational & Housing Facility Board
5.00%	04/01/36	1,000,000	1,113,450
State of Tennessee
5.00%	05/01/19	1,000,000	1,023,570	(c	)
Tennessee State School Bond Authority
5.00%	11/01/42	7,000,000	8,263,080
			14,216,955

Texas – 8.2%
City of Austin Airport System Revenue
5.00%	11/15/46	3,000,000	3,447,000
City of Austin Water & Wastewater System Revenue
5.00%	11/15/42 - 11/15/45	18,595,000	21,354,394
City of Dallas Waterworks & Sewer System Revenue
5.00%	10/01/46	3,550,000	4,145,832
City of Houston Utility System Revenue
5.00%	05/15/28 - 11/15/33	10,470,000	11,908,807
5.25%	11/15/30 - 11/15/31	12,000,000	13,463,260

Elfun Tax-Exempt Income Fund Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
County of Harris
5.00%	08/15/41	$3,000,000	$3,466,500
Dallas/Fort Worth International Airport
5.25%	11/01/29	5,000,000	5,931,850
Harris County-Houston Sports Authority
5.00%	11/15/30	2,000,000	2,305,760
North Texas Tollway Authority
5.00%	09/01/31 - 01/01/39	4,500,000	5,106,465
5.75%	01/01/38 - 01/01/40	20,245,000	20,482,685	(c	)
5.75%	01/01/40	1,230,000	1,243,431
6.00%	01/01/38	5,000,000	5,665,550
Texas Transportation Commission State Highway Fund
5.00%	04/01/23	9,750,000	11,509,485
The University of Texas System
5.00%	08/15/26	10,000,000	12,417,000
			122,448,019

Utah – 0.8%
Utah State Board of Regents
5.00%	11/01/30	4,000,000	4,356,400
Utah Transit Authority
5.00%	06/15/42	7,500,000	8,238,975
			12,595,375

Virginia – 1.6%
County of Henrico Water & Sewer Revenue
5.00%	05/01/46	2,530,000	2,955,976

		Principal Amount	Fair Value
University of Virginia
5.00%	04/01/47	$6,000,000	$7,055,520
Virginia Resources Authority
4.00%	11/01/41	5,585,000	5,957,184
5.00%	11/01/46	1,720,000	2,001,960
5.25%	11/01/38	2,390,000	2,497,550	(c	)
5.25%	11/01/38	2,610,000	2,720,246
			23,188,436
Total Municipal Bonds and Notes (Cost $1,414,670,439)			1,485,579,166
Short-Term Investments – 0.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.96% (Cost $7,851,500)		7,851,500	7,851,500	(f,g	)
Total Investments (Cost $1,422,521,939)			1,493,430,666
Liabilities in Excess of Other Assets, net – (0.1)%			(1,849,572)

NET ASSETS – 100.0%			$1,491,581,094

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(b)	The security is insured by AGC, AGMC, AMBAC, FGIC or NPFG. The Elfun Tax-Exempt Income Fund had no insurance concentrations of 5% or greater as of June 30, 2017 (as a percentage of net assets).
(c)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.
(d)	Escrowed to maturity bonds are collateralized by U.S. Treasury securities which are held in escrow by a Trustee and are used to pay principal and interest on such bonds.
(e)	At September 30, 2017, all or a portion of this security was pledged to cover collateral requirements for current or potential holdings of futures.
(f)	Coupon amount represents effective yield.
(g)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of September 30, 2017.

Abbreviations:

AGC	Assured Guaranty Corporation
AGMC	Assured Guaranty Municipal Company
NPFG	National Public Finance Guaranty Corporation
TBA	To Be Announced
Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	50,202,639	50,202,639	147,712,572	190,063,711	—	—	7,851,500	$7,851,500	60,068

Elfun Tax-Exempt Income Fund Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares Held at 12/31/16	Value At 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Premier Class	—	—	134,863,186	134,863,186	—	—	—	$—	29,746

TOTAL		$50,202,639	$282,575,758	$324,926,897	$—	$—		$7,851,500	$89,814

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Tax-Exempt Income Fund	Investments in Securities
	Municipal Bonds and Notes	$—	$1,485,579,166	$—	$1,485,579,166
	Short-Term Investments	7,851,500	—	—	7,851,500

	Total Investments in Securities	$7,851,500	$1,485,579,166	$—	$1,493,430,666

Notes to Financial Statements

Security Valuation

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017 is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Fund had no transfers between levels for the period ended September 30, 2017.

Income Taxes

At September 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
Elfun Tax-Exempt Income Fund	$1,422,554,959	$75,661,264	$(4,785,557)	$70,875,707

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Tax-Exempt Income Fund

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date: November 21, 2017

By:	/s/ Bruce Rosenberg
Bruce Rosenberg
Treasurer (Principal Financial Officer)

Date: November 21, 2017